REDEEMABLE PREFERRED SHARES (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of movement of the redeemable preferred shares

Redeemable preferred shares

Balance at January 1, 2020	1,061,981
Accrual of redeemable preferred shares dividends	26,667
Settlement of redeemable preferred shares dividends	(40,068)
Foreign exchange impact	15,557

Balance at June 30, 2020	1,064,137